Share-based compensation - Issuance of warrants to an external consultant (Details) - Warrant $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 09, 2019 $ / shares
Share-based compensation
Number of shares underlying the warrants | shares	4,651,162
Minimum proceeds to qualify vesting of warrants | $	$ 20,000
Measurement date fair value of warrants | $ / shares			$ 0.709
Number of warrants exercised | shares		0
Convertible notes transaction expenses in form of share-based awards (Note 23(d)) | $		$ 3,298
Measurement Input, Exercise Price
Share-based compensation
Warrants outstanding, measurement input | $ / shares			4.30